Segmented Reporting	12 Months Ended
Dec. 31, 2024
Segmented Reporting [Abstract]
Segmented Reporting
22.	Segmented reporting

The Company has three operating segments being cryptocurrency mining, sales of energy and electricity and colocation services located in the United States.

Year Ended December 31, 2024	Cryptocurrency mining	Sales of energy and electricity	Colocation services	Total
Revenue	$10,318,500	$10,893,584	$15,790,179	$37,002,263
Cost of revenue	(7,192,288)	(14,513,076)	(11,006,203)	(32,711,567)
Depreciation and amortization	(15,268,695)	(368,921)	-	(15,637,616)
Net profit (loss)	(7,593,281)	(3,988,413)	4,783,976	(6,797,718)

Year ended December 31, 2023	Cryptocurrency mining	Sales of energy and electricity	Colocation services	Total
Revenue	$18,128,241	$6,309,398	$1,675,269	$26,112,908
Cost of revenue	(14,646,658)	(4,225,676)	(1,345,590)	(20,217,924)
Depreciation and amortization	(14,595,972)	(327,447)	-	(14,923,419)
Miner lease and hosting agreement	(638,689)	-	-	(638,689)
Net loss	(24,097,391)	1,882,302	329,679	(21,885,410)
Year ended December 31, 2022	Cryptocurrency mining	Sales of energy and electricity	Colocation services	Total
Revenue	$24,190,060	$-	$-	$24,190,060
Cost of revenue	(17,760,786)	-	-	(17,760,786)
Depreciation and amortization	(10,709,108)	-	-	(10,709,108)
Miner lease and hosting agreement	(2,517,503)	-	-	(2,517,503)
Net income	4,329,342	-	-	4,329,342